Advances to Suppliers, Net (Tables)	12 Months Ended
Dec. 31, 2021
Advances to Suppliers, Net [Abstract]
Schedule of advances to suppliers
	December 31, 2021	December 31, 2020
Raw material prepayments for equipment production	$751,409	1,203,450
Land reclamation prepayments	472,640	469,460
Advances to construction subcontractors	23,394	427,219
Total:	1,247,443	2,100,129
Less: allowances for doubtful accounts	(965,843)	(1,112,373)
Advances to suppliers, net, third parties	$281,600	987,756

Schedule of changes of allowance for doubtful accounts
	December 31, 2021	December 31, 2020
Beginning balance	$1,112,374	439,738
Bad debt provision	259,861	636,625
Write off	(428,553)	-
Foreign exchange translation	22,161	36,010
Ending balance	$965,843	1,112,373